Business and Summary of Significant Accounting Policies Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Advertising Expense	$ 180.8	$ 158.5	$ 144.8
Prepaid Expenses [Member]
Prepaid Advertising	$ 4.5	$ 5.3